Stock Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Payable
Stock Payable

NOTE 4 – STOCK PAYABLE

On April 26, 2012, The Company entered into an agreement with Ironridge Global to settle $284,917 in liabilities. Pursuant to an order approving stipulation for settlement of claims between Ironridge and the Company, Ironridge is entitled to receive 1 million common shares plus that number of shares with an aggregate value equal to $332,748, divided by 70% of the following: the volume weighted average price of the issuer’s common stock over that number of consecutive trading days following the date of receipt required for the aggregate trading volume to exceed $1.75 million, not to exceed the arithmetic average of the individual daily volume weighted average prices of any five trading days during such period.

Ironridge is prohibited from receiving any shares of common stock that would cause it to be deemed to beneficially own more than 9.99% of the Company’s total outstanding shares at any one time. Ironridge received an initial issuance of 97,150 shares, and may be required to return or be entitled to receive shares, based on the calculation summarized in the prior paragraph. For purposes of calculating the percent of class, the initial issuance to Ironridge was based upon a total of 875,491 shares of common stock outstanding immediately prior to the issuance of shares to Ironridge, such that 97,150 shares issued would represent approximately 9.99% of the outstanding common stock after such issuance.

For the nine months ended September 30, 2014 and 2013, Ironridge received 24,378,310 and 7,400,000 shares respectively, which were recorded at $170,648 and $21,000 respectively. For the same periods the Company recorded a gain of $93,097 on the shares issued in the nine months ended September 30, 2014 and a loss of $ 48,100 on the shares issued in the nine months ended September 30, 2013. At September 30, 2014 and 2013, the balance of shares due Ironridge Global was -0- and 34,778,310 respectively, which was recorded at values of $0 and 243,448, respectively. Carrying value of amounts due under this agreement are computed by multiplying the percentage of total shares due issued to Ironridge times the initial value of the obligation recorded in 2012. In connection with the transaction, Ironridge agreed not to hold any short position in the issuer’s common stock, and not to engage in or affect, directly or indirectly, any short sale until at least 180 days after the end of the calculation period.

NOTE 5 – STOCK PAYABLE

On April 26, 2012, The Company entered into an agreement with Ironridge Global to settle $284,917 in accounts payable (which includes the balance of the Note Payable for the acquisition of Fresh PROMISE FOODS Inc. by Anthus Life Corp., outstanding legal fees, filing fees, packaging costs and certain manufacturing costs), in exchange for unregistered shares of common stock. Pursuant to an order approving stipulation for settlement of claims between Ironridge and the Company, Ironridge is entitled to receive 1 million common shares plus that number of shares with an aggregate value equal to $332,748, divided by 70% of the following: the volume weighted average price of the issuer’s common stock over that number of consecutive trading days following the date of receipt required for the aggregate trading volume to exceed $1.75 million, not to exceed the arithmetic average of the individual daily volume weighted average prices of any five trading days during such period.

Ironridge is prohibited from receiving any shares of common stock that would cause it to be deemed to beneficially own more than 9.99% of the Company’s total outstanding shares at any one time. Ironridge received an initial issuance of 97,150 shares, and may be required to return or be entitled to receive shares, based on the calculation summarized in the prior paragraph. For purposes of calculating the percent of class, the initial issuance to Ironridge was based upon a total of 875,491 shares of common stock outstanding immediately prior to the issuance of shares to Ironridge, such that 97,150 shares issued would represent approximately 9.99% of the outstanding common stock after such issuance. For the years ended December 31, 2013 and 2012, Ironridge received 17,800,000 and additional 5,357,150 shares respectively, which were recorded at $234,200 and $354,103 respectively. For the same periods the company recorded losses on these transactions of $109,600 and $316,602 respectively. At December 31, 2013 and 2012, the balance of shares due Ironridge Global was 24,378,310 and 42,178,310 respectively, which was recorded at values of $170,648 and $295,318 respectively. Carrying value of amounts due under this agreement are computed by multiplying the percentage of total shares due issued to Ironridge times the initial value of the obligation recorded in 2012. In connection with the transaction, Ironridge agreed not to hold any short position in the issuer’s common stock, and not to engage in or affect, directly or indirectly, any short sale until at least 180 days after the end of the calculation period.